PLANT, EQUIPMENT AND MINING PROPERTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COST
Beginning balance	$ 44,766	$ 36,536
Additions	10,662	7,803
Transfers
Disposals	(33)
Effect of movements in exchange rates	(356)	427
Ending balance	55,039	44,766
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	12,608	8,460
Additions	3,796	4,053
Effect of movements in exchange rates	(108)	95
Ending balance	16,296	12,608
NET BOOK VALUE
Plant, equipment and mining properties	38,743	32,158	$ 28,076
Mining properties [member]
COST
Beginning balance	12,482	10,990
Additions	588	1,370
Transfers
Disposals
Effect of movements in exchange rates	(108)	122
Ending balance	12,962	12,482
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	4,592	2,748
Additions	1,549	1,817
Effect of movements in exchange rates	(39)	27
Ending balance	6,102	4,592
NET BOOK VALUE
Plant, equipment and mining properties	6,860	7,890	8,242
Office equipment, furniture, and fixtures [member]
COST
Beginning balance	133	83
Additions	17	49
Transfers
Disposals
Effect of movements in exchange rates	(1)	1
Ending balance	149	133
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	48	36
Additions	17	12
Effect of movements in exchange rates
Ending balance	65	48
NET BOOK VALUE
Plant, equipment and mining properties	84	85	47
Computer equipment [Member]
COST
Beginning balance	283	253
Additions	77	27
Transfers
Disposals
Effect of movements in exchange rates	(2)	3
Ending balance	358	283
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	144	116
Additions	32	27
Effect of movements in exchange rates	(1)	1
Ending balance	175	144
NET BOOK VALUE
Plant, equipment and mining properties	183	139	137
Mine machinery and transportation equipment [Member]
COST
Beginning balance	16,377	14,927
Additions	990	1,271
Transfers
Disposals
Effect of movements in exchange rates	(110)	179
Ending balance	17,257	16,377
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	6,084	4,206
Additions	799	1,827
Effect of movements in exchange rates	(53)	51
Ending balance	6,830	6,084
NET BOOK VALUE
Plant, equipment and mining properties	10,427	10,293	10,721
Mill machinery and processing equipment [Member]
COST
Beginning balance	9,866	7,638
Additions	7,901	2,137
Transfers	(45)
Disposals	(33)
Effect of movements in exchange rates	(86)	91
Ending balance	17,603	9,866
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	1,139	846
Additions	1,287	283
Effect of movements in exchange rates	(10)	10
Ending balance	2,416	1,139
NET BOOK VALUE
Plant, equipment and mining properties	15,187	8,727	6,792
Buildings [member]
COST
Beginning balance	5,625	2,645
Additions	1,089	2,949
Transfers	45
Disposals
Effect of movements in exchange rates	(49)	31
Ending balance	6,710	5,625
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	601	508
Additions	112	87
Effect of movements in exchange rates	(5)	6
Ending balance	708	601
NET BOOK VALUE
Plant, equipment and mining properties	$ 6,002	$ 5,024	$ 2,137